Offerings - Offering: 1	Feb. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.50% Senior Notes
Amount Registered | shares	550,000,000
Maximum Aggregate Offering Price	$ 548,531,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 83,980.17